Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

Average
			Summary	Average	Value of Initial Fixed
			Compensation	Compensation	$100 Investment Based On:(4)
	Summary		Table Total	Actually Paid		Peer Group
	Compensation	Compensation	for Non-CEO	to Non-CEO	Total	Total		Adjusted
	Table Total	Actually Paid	Named Executive	Named Executive	Shareholder	Shareholder	Net	Free Cash
Year	for CEO	to CEO(1)(3)	Officers	Officers(2)(3)	Return	Return(5)	Income(6)	Flow(7)
	($)	($)	($)	($)	($)	($)	($)	($) Millions
2022	$8,941,467	$18,244,543	$3,131,299	$5,519,722	$254.49	$191.50	$1,778,121,000	$1,420.6
2021	9,824,238	30,461,052	3,339,461	8,631,625	189.92	120.82	522,311,000	949.0
2020	7,881,207	7,574,373	2,420,501	2,602,676	78.45	64.58	(724,320,000)	399.3

(1)	The amounts reported in this column reflect “compensation actually paid” (“CAP”) to our CEO, Barton J. Brookman, for fiscal years 2020, 2021, and 2022. Compensation actually paid is determined in accordance with SEC requirements and does not reflect the actual amount of compensation earned by or paid to an executive during a covered year. Compensation actually paid to Mr. Brookman was determined in accordance with SEC rules by adjusting the total compensation reported for Mr. Brookman in the Summary Compensation Table for the indicated fiscal years as shown in the table below.

	CEO's Summary Compensation Table Total Reconciliation
	2020	2021	2022
Summary Compensation Table total for the CEO	$7,881,207	$9,824,238	$8,941,467

Less Grant Date fair value of stock awards as reported in the Summary Compensation Table for the covered year	(6,085,896)	(7,351,198)	(6,987,523)
Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	6,554,270	12,517,147	6,697,631
Plus Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(444,699)	10,604,537	1,312,039
Plus Fair value of stock awards that are granted and vest in the covered fiscal year	0	0	0
Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	(330,509)	4,450,747	7,177,579
Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	0	0	0
Plus The dollar value of all dividends or dividend equivalent amounts paid or accrued on awards in the covered fiscal year	0	415,581	1,103,351

Compensation Actually Paid to the CEO	7,574,373	30,461,052	18,244,543

(2)	The amounts reported in this column reflect the average compensation actually paid to our non-CEO NEOs for fiscal years 2020, 2021, and 2022. As described above, compensation actually paid to each executive is determined in accordance with SEC requirements and does not reflect the actual amount of compensation earned by or paid to an executive during a covered year. Average compensation actually paid to our non-CEO NEOs was determined in accordance with SEC rules by adjusting the average total compensation reported for the non-CEOs in the Summary Compensation Table for the indicated fiscal years as shown in the table below. The NEOs (other than the CEO) whose compensation is used to calculate amounts in the pay for performance table above for fiscal year 2020 are R. Scott Meyers, Lance A. Lauck, Nicole Martinet, David J. Lillo and Scott Reasoner. The NEOs (other than the CEO)

whose compensation is used to calculate amounts in the pay for performance table above for fiscal years 2021 and 2022 are R. Scott Meyers, Lance A. Lauck, Nicole Martinet, and David J. Lillo.

	Non-CEO NEO's Summary Compensation Table Total Reconciliation
	2020	2021	2022
Average of Summary Compensation Table total for non-CEO NEOs	$2,420,501	$3,339,461	$3,131,299

Less Average of grant date fair value of stock awards as reported in the Summary Compensation Table for the covered year	(1,640,559)	(2,238,038)	(2,256,987)
Plus Average of fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	1,695,112	3,802,513	2,198,895
Plus Average of the change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(109,700)	2,560,417	491,324
Plus Average of fair value of stock awards that are granted and vest in the covered fiscal year	613,034	0	0
Plus Average of change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	(375,712)	1,053,551	1,664,159
Less Average of the fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	0	0	0
Plus The dollar value of all dividends or dividend equivalent amounts paid or accrued on awards in the covered fiscal year	0	113,721	291,032

Average Compensation Actually Paid to the non-CEO NEOs	2,602,676	8,631,625	5,519,722

(3)	There are no assumptions made in the valuation of stock awards that differ from those disclosed as of the grant date of such awards.
(4)	Represents the value as of the end of each relevant calendar year of a hypothetical $100 investment in our common stock on December 31, 2019, assuming the reinvestment of dividends.
(5)

The peer group used for this calculation is the Standard and Poor’s Oil and Gas Exploration and Production ETF (“XOP”), consistent with the stockholder performance graph set forth in our Form 10-K for 2022.

(6)	“Net Income” means the Company’s GAAP net income for the relevant year as reported in our Audited Financial Statements filed on Form 10-K for the fiscal year ended December 31, 2022.
(7)

The SEC rules require that we designate the most important financial measure that we used to link compensation actually paid to our NEOs in 2022 with company performance. For 2022, we have selected “Adjusted Free Cash Flow,” as that measure. Adjusted Free Cash Flow is a non-GAAP financial measure and is defined as net cash from operating activities, before changes in working capital, less oil & gas capital investments. All amounts reflected are in millions of dollars. See Appendix A for a reconciliation to GAAP.

Company Selected Measure Name	Adjusted Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(1)	The amounts reported in this column reflect “compensation actually paid” (“CAP”) to our CEO, Barton J. Brookman, for fiscal years 2020, 2021, and 2022. Compensation actually paid is determined in accordance with SEC requirements and does not reflect the actual amount of compensation earned by or paid to an executive during a covered year. Compensation actually paid to Mr. Brookman was determined in accordance with SEC rules by adjusting the total compensation reported for Mr. Brookman in the Summary Compensation Table for the indicated fiscal years as shown in the table below.

Peer Group Issuers, Footnote [Text Block]
(5)

The peer group used for this calculation is the Standard and Poor’s Oil and Gas Exploration and Production ETF (“XOP”), consistent with the stockholder performance graph set forth in our Form 10-K for 2022.

PEO Total Compensation Amount	$ 8,941,467	$ 9,824,238	$ 7,881,207
PEO Actually Paid Compensation Amount	$ 18,244,543	30,461,052	7,574,373
Adjustment To PEO Compensation, Footnote [Text Block]

(1)	The amounts reported in this column reflect “compensation actually paid” (“CAP”) to our CEO, Barton J. Brookman, for fiscal years 2020, 2021, and 2022. Compensation actually paid is determined in accordance with SEC requirements and does not reflect the actual amount of compensation earned by or paid to an executive during a covered year. Compensation actually paid to Mr. Brookman was determined in accordance with SEC rules by adjusting the total compensation reported for Mr. Brookman in the Summary Compensation Table for the indicated fiscal years as shown in the table below.

	CEO's Summary Compensation Table Total Reconciliation
	2020	2021	2022
Summary Compensation Table total for the CEO	$7,881,207	$9,824,238	$8,941,467

Less Grant Date fair value of stock awards as reported in the Summary Compensation Table for the covered year	(6,085,896)	(7,351,198)	(6,987,523)
Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	6,554,270	12,517,147	6,697,631
Plus Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(444,699)	10,604,537	1,312,039
Plus Fair value of stock awards that are granted and vest in the covered fiscal year	0	0	0
Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	(330,509)	4,450,747	7,177,579
Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	0	0	0
Plus The dollar value of all dividends or dividend equivalent amounts paid or accrued on awards in the covered fiscal year	0	415,581	1,103,351

Compensation Actually Paid to the CEO	7,574,373	30,461,052	18,244,543

Non-PEO NEO Average Total Compensation Amount	$ 3,131,299	3,339,461	2,420,501
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,519,722	8,631,625	2,602,676
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	The amounts reported in this column reflect the average compensation actually paid to our non-CEO NEOs for fiscal years 2020, 2021, and 2022. As described above, compensation actually paid to each executive is determined in accordance with SEC requirements and does not reflect the actual amount of compensation earned by or paid to an executive during a covered year. Average compensation actually paid to our non-CEO NEOs was determined in accordance with SEC rules by adjusting the average total compensation reported for the non-CEOs in the Summary Compensation Table for the indicated fiscal years as shown in the table below. The NEOs (other than the CEO) whose compensation is used to calculate amounts in the pay for performance table above for fiscal year 2020 are R. Scott Meyers, Lance A. Lauck, Nicole Martinet, David J. Lillo and Scott Reasoner. The NEOs (other than the CEO)

whose compensation is used to calculate amounts in the pay for performance table above for fiscal years 2021 and 2022 are R. Scott Meyers, Lance A. Lauck, Nicole Martinet, and David J. Lillo.

	Non-CEO NEO's Summary Compensation Table Total Reconciliation
	2020	2021	2022
Average of Summary Compensation Table total for non-CEO NEOs	$2,420,501	$3,339,461	$3,131,299

Less Average of grant date fair value of stock awards as reported in the Summary Compensation Table for the covered year	(1,640,559)	(2,238,038)	(2,256,987)
Plus Average of fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year	1,695,112	3,802,513	2,198,895
Plus Average of the change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year	(109,700)	2,560,417	491,324
Plus Average of fair value of stock awards that are granted and vest in the covered fiscal year	613,034	0	0
Plus Average of change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year	(375,712)	1,053,551	1,664,159
Less Average of the fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year	0	0	0
Plus The dollar value of all dividends or dividend equivalent amounts paid or accrued on awards in the covered fiscal year	0	113,721	291,032

Average Compensation Actually Paid to the non-CEO NEOs	2,602,676	8,631,625	5,519,722

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following charts illustrate, across the years covered in the Pay Versus Performance Table, the relationships between (1) our cumulative TSR and the cumulative TSR for the index peer group reflected in the Pay Versus Performance Table (Adjusted FCF and Net Income) above, and (2) the compensation actually paid to our CEO and non-CEO NEOs and the financial performance measures results set forth in the Pay Versus Performance Table above.

Compensation Actually Paid vs. Net Income [Text Block]	The following charts illustrate, across the years covered in the Pay Versus Performance Table, the relationships between (1) our cumulative TSR and the cumulative TSR for the index peer group reflected in the Pay Versus Performance Table (Adjusted FCF and Net Income) above, and (2) the compensation actually paid to our CEO and non-CEO NEOs and the financial performance measures results set forth in the Pay Versus Performance Table above.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following charts illustrate, across the years covered in the Pay Versus Performance Table, the relationships between (1) our cumulative TSR and the cumulative TSR for the index peer group reflected in the Pay Versus Performance Table (Adjusted FCF and Net Income) above, and (2) the compensation actually paid to our CEO and non-CEO NEOs and the financial performance measures results set forth in the Pay Versus Performance Table above.

Tabular List [Table Text Block]

Tabular List of Pay Versus Performance measures

The following table contains the most important financial and non-financial performance measures used by the Company to link the compensation actually paid to our NEOs for the most recently completed fiscal year to company performance:

MOST IMPORTANT FINANCIAL and Non-Financial MEASURES USED TO LINK COMPENSATION ACTUALLY PAID TO COMPANY PERFORMANCE
●EHS Scores (comprised of spill rate, TRIR and PVAR metrics)
●CROCI
●ESG Score (comprised of GHG intensity and methane intensity metrics)
●Adjusted FCF
●LOE + G&A Expense
●Absolute TSR
●Relative TSR

PEO Name	Barton J. Brookman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EHS Scores (comprised of spill rate, TRIR and PVAR metrics)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	CROCI
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ESG Score (comprised of GHG intensity and methane intensity metrics)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted FCF
Non-GAAP Measure Description [Text Block]
(7)

The SEC rules require that we designate the most important financial measure that we used to link compensation actually paid to our NEOs in 2022 with company performance. For 2022, we have selected “Adjusted Free Cash Flow,” as that measure. Adjusted Free Cash Flow is a non-GAAP financial measure and is defined as net cash from operating activities, before changes in working capital, less oil & gas capital investments. All amounts reflected are in millions of dollars. See Appendix A for a reconciliation to GAAP.

Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	LOE + G&A Expense
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Absolute TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Less Grant Date fair value of stock awards as reported in the Summary Compensation Table for the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,987,523)	(7,351,198)	(6,085,896)
PEO [Member] | Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,697,631	12,517,147	6,554,270
PEO [Member] | Plus Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,312,039	10,604,537	(444,699)
PEO [Member] | Plus Fair value of stock awards that are granted and vest in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,177,579	4,450,747	(330,509)
PEO [Member] | Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Plus The dollar value of all dividends or dividend equivalent amounts paid or accrued on awards in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,103,351	415,581	0
Non-PEO NEO [Member] | Less Grant Date fair value of stock awards as reported in the Summary Compensation Table for the covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,256,987)	(2,238,038)	(1,640,559)
Non-PEO NEO [Member] | Plus Fair value of stock awards granted during the covered fiscal year that are outstanding and unvested as of the end of that covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,198,895	3,802,513	1,695,112
Non-PEO NEO [Member] | Plus Change in fair value as of the end of the covered fiscal year of stock awards granted in any prior fiscal year that are outstanding and unvested as of the end of the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	491,324	2,560,417	(109,700)
Non-PEO NEO [Member] | Plus Fair value of stock awards that are granted and vest in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	613,034
Non-PEO NEO [Member] | Plus Change in fair value as of the vesting date of any stock awards granted in a prior fiscal year that vest during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,664,159	1,053,551	(375,712)
Non-PEO NEO [Member] | Less Fair value as of the end of the prior fiscal year of all stock awards forfeited during the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Plus The dollar value of all dividends or dividend equivalent amounts paid or accrued on awards in the covered fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 291,032	$ 113,721	$ 0